Note 12 - Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 12.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of the following at December 31:

(in $ thousands)	2011	2010
Trade accounts payable	$1,633	$1,725
Clinical research and other development related costs	1,173	2,340
Accrued personnel related expenses	800	1,202
Interest payable	683	683
Accrued trade payables	268	102
Total	$4,557	$6,052